Document and Entity Information	Dec. 18, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 18, 2019
Registrant Name	Allianz Funds Multi-Strategy Trust
Entity Central Index Key	0001423227
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 18, 2019
Document Effective Date	Dec. 18, 2019
Prospectus Date	Feb. 01, 2019
AllianzGI Global Water Fund | Class T
Prospectus:
Trading Symbol	AWTTX
AllianzGI Global Water Fund | Institutional Class
Prospectus:
Trading Symbol	AWTIX
AllianzGI Global Water Fund | Class P
Prospectus:
Trading Symbol	AWTPX
AllianzGI Global Water Fund | Class C
Prospectus:
Trading Symbol	AWTCX
AllianzGI Global Water Fund | Class A
Prospectus:
Trading Symbol	AWTAX